Risk Management Section - Aging Analysis (Past Due But Performing) ING Bank consumer lending portfolio by geographic area, outstandings (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of offsetting of financial liabilities [line items]
Financial assets	€ 876,444	€ 836,747
ING Bank consumer lending portfolio, outstandings [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	4,440	4,352
ING Bank consumer lending portfolio, outstandings [member] | Africa [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	1	1
ING Bank consumer lending portfolio, outstandings [member] | America [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	3	3
ING Bank consumer lending portfolio, outstandings [member] | Asia [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	2	1
ING Bank consumer lending portfolio, outstandings [member] | Australia [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	178	251
ING Bank consumer lending portfolio, outstandings [member] | Belgium [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	1,870	1,671
ING Bank consumer lending portfolio, outstandings [member] | Germany [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	606	497
ING Bank consumer lending portfolio, outstandings [member] | Netherlands [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	934	1,062
ING Bank consumer lending portfolio, outstandings [member] | Rest of Europe [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	847	€ 866
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	3,474
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member] | Africa [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	0
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member] | America [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	3
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member] | Asia [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	2
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member] | Australia [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	178
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member] | Belgium [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	1,483
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member] | Germany [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	502
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member] | Netherlands [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	924
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member] | Rest of Europe [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	383
Other retail [member] | ING Bank consumer lending portfolio, outstandings [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	966
Other retail [member] | ING Bank consumer lending portfolio, outstandings [member] | Africa [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	0
Other retail [member] | ING Bank consumer lending portfolio, outstandings [member] | America [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	0
Other retail [member] | ING Bank consumer lending portfolio, outstandings [member] | Asia [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	0
Other retail [member] | ING Bank consumer lending portfolio, outstandings [member] | Australia [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	1
Other retail [member] | ING Bank consumer lending portfolio, outstandings [member] | Belgium [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	387
Other retail [member] | ING Bank consumer lending portfolio, outstandings [member] | Germany [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	104
Other retail [member] | ING Bank consumer lending portfolio, outstandings [member] | Netherlands [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	11
Other retail [member] | ING Bank consumer lending portfolio, outstandings [member] | Rest of Europe [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	€ 463